J.P. Morgan Mortgage Trust 2021-13 ABS-15G

Exhibit 99.16

ATR QM Data Fields

Loans in Report: 10

Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	302907305	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302945984	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302934050	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858641	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302698254	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858636	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858614	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858584	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858516	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858515	QM: Safe Harbor	No	Yes
10